UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8332

Emerging Markets Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Emerging Markets Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.7%
Security	Shares	Value
Airlines — 1.7%
Thai Airways International Public Company, Ltd.(2)	2,516,800	$3,152,834
		$3,152,834
Auto Components — 1.9%
Hyundai Mobis	37,140	$3,523,375
		$3,523,375
Automobiles — 2.1%
Denway Motors, Ltd.	7,930,000	$3,752,887
		$3,752,887
Chemicals — 5.8%
Makhteshim-Agan Industries, Ltd.	627,516	$4,541,597
Nan Ya Plastic Corp.	2,747,343	6,051,413
		$10,593,010
Commercial Banks — 14.2%
Banco do Brasil S.A.	473,200	$6,817,913
Grupo Financiero Banorte DA de C.V.	813,000	3,727,523
Kookmin Bank	46,360	4,065,953
Krung Thai Bank Public Company, Ltd.(2)	10,223,000	3,525,506
Malayan Banking Berhad	976,800	3,394,484
Woori Finance Holdings Co., Ltd.	178,680	4,520,056
		$26,051,435
Computer Peripherals — 1.8%
Acer, Inc.	1,609,560	$3,275,527
		$3,275,527
Construction Materials — 1.8%
Siam Cement Public Company, Ltd.(2)	420,100	$3,261,956
		$3,261,956
Diversified Telecommunication Services — 4.4%
China Telecom Corp., Ltd.	7,118,000	$4,209,374
Telekomunikacja Polska S.A.	447,000	3,894,122
		$8,103,496

Security	Shares	Value
Electric Utilities — 6.1%
Enersis S.A.	12,168,716	$4,874,417
RAO Unified Energy System GDR(1)	46,902	6,329,725
		$11,204,142
Electronic Equipment & Instruments — 0.6%
Reunert, Ltd.	107,675	$1,156,121
		$1,156,121
Energy Equipment & Services — 2.3%
Tenaris S.A. ADR	84,127	$4,118,858
		$4,118,858
Food & Staples Retailing — 3.7%
Shinsegae Co., Ltd.	5,430	$3,533,657
Wal-Mart de Mexico S.A. de C.V.	850,900	3,232,678
		$6,766,335
Food Products — 4.6%
Bunge, Ltd.	52,400	$4,427,800
China Milk Products Group, Ltd.(1)	4,485,000	4,056,625
		$8,484,425
Household Durables — 3.7%
Corporacion GEO S.A.(1)	668,500	$3,676,395
Steinhoff International Holding, Ltd.	922,213	3,154,766
		$6,831,161
Industrial Conglomerates — 5.7%
Barloworld Ltd.	192,977	$5,373,905
Sime Darby Berhad	1,797,400	5,006,652
		$10,380,557
Insurance — 5.0%
Cathay Financial Holding Co., Ltd.	1,715,241	$4,094,553
Samsung Fire & Marine Insurance Co., Ltd.	25,680	4,943,324
		$9,037,877
Machinery — 2.2%
PT United Tractors Tbk	4,428,500	$4,047,573
		$4,047,573

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Media — 2.1%
Focus Media Holding, Ltd. ADR(1)	76,662	$3,871,431
		$3,871,431
Metals & Mining — 2.7%
POSCO	10,370	$4,978,201
		$4,978,201
Oil, Gas & Consumable Fuels — 10.5%
China Petroleum and Chemical Corp.	5,194,000	$5,795,722
CNOOC, Ltd.	3,788,000	4,303,188
OAO Gazprom ADR	92,000	3,854,800
PTT Public Company, Ltd.(2)	673,600	5,267,835
		$19,221,545
Personal Products — 1.7%
Natura Cosmeticos S.A.	210,000	$3,036,604
		$3,036,604
Semiconductors & Semiconductor Equipment — 4.0%
Samsung Electronics Co., Ltd.	4,330	$2,647,013
Taiwan Semiconductor Manufacturing Co., Ltd.	2,185,879	4,681,370
		$7,328,383
Wireless Telecommunication Services — 3.1%
China Mobile, Ltd.	193,000	$2,076,837
Mobile TeleSystems, ADR	59,700	3,616,029
		$5,692,866
Total Common Stocks (identified cost $107,473,709)		$167,870,599
Preferred Stocks — 3.2%
Security	Shares	Value
Electric Utilities — 3.2%
Cia Energetica de Minas Gerais	274,980	$5,825,121
		$5,825,121
Total Preferred Stocks (identified cost $2,096,110)		$5,825,121

Warrants — 4.9%
Security	Shares	Value
Commercial Banks — 1.1%
ICICI Bank, Ltd., Exp. 1/17/17	86,770	$2,002,218
		$2,002,218
Construction Materials — 1.0%
Grasim Industries, Exp. 6/30/09	27,436	$1,771,378
		$1,771,378
IT Services — 1.4%
Tata Consultancy Services, Exp. 1/20/09(3)	89,390	$2,519,010
		$2,519,010
Oil, Gas & Consumable Fuels — 1.4%
Reliance Industries, Exp. 11/7/16(3)	63,020	$2,609,469
		$2,609,469
Total Warrants (identified cost $8,977,165)		$8,902,075
Total Investments — 99.8% (identified cost $118,546,984)		$182,597,795
Other Assets, Less Liabilities — 0.2%		$423,732
Net Assets — 100.0%		$183,021,527

ADR - American Depository Receipt

GDR - Global Depository Receipt

(1)  Non-income producing security.

(2)  Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $5,128,479 or 2.8% of the Portfolio's net assets.

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Republic of Korea	15.4%	$28,211,579
China	15.3	28,066,065
Brazil	11.0	20,107,438
Taiwan	9.9	18,102,863
Thailand	8.3	15,208,131
Russia	7.5	13,800,554
Mexico	5.8	10,636,596
South Africa	5.3	9,684,792
Luxembourg	4.9	8,902,075
Malaysia	4.6	8,401,135
Chile	2.7	4,874,417
Israel	2.5	4,541,597
Argentina	2.3	4,118,858
Indonesia	2.2	4,047,573
Poland	2.1	3,894,122
	99.8%	$182,597,795

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $118,546,984)	$182,597,795
Cash	19,644
Foreign currency, at value (identified cost, $353,892)	354,744
Receivable for investments sold	4,190,512
Interest and dividends receivable	718,298
Total assets	$187,880,993
Liabilities
Demand note payable	$3,700,000
Accrued capital gains taxes	456,401
Payable for investments purchased	414,169
Payable to affiliate for investment advisory fee	114,272
Payable to affiliate for administration fee	37,569
Payable to affiliate for Trustees' fees	4,159
Accrued expenses	132,896
Total liabilities	$4,859,466
Net Assets applicable to investors' interest in Portfolio	$183,021,527
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$119,401,841
Net unrealized appreciation (computed on the basis of identified cost)	63,619,686
Total	$183,021,527

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $242,572)	$2,841,079
Interest	46,168
Total investment income	$2,887,247
Expenses
Investment adviser fee	$671,781
Administration fee	221,988
Trustees' fees and expenses	8,914
Custodian fee	216,500
Legal and accounting services	31,982
Miscellaneous	8,848
Total expenses	$1,160,013
Net investment income	$1,727,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis), net of foreign taxes of $13,845	$8,819,699
Foreign currency transactions	(268,571)
Net realized gain	$8,551,128
Change in unrealized appreciation (depreciation) — Investments (identified cost basis), net of increase in accrued foreign taxes of $164,799	$10,862,440
Foreign currency	24,436
Net change in unrealized appreciation (depreciation)	$10,886,876
Net realized and unrealized gain	$19,438,004
Net increase in net assets from operations	$21,165,238

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations —
Net investment income	$1,727,234	$2,880,930
Net realized gain from investment and foreign currency transactions	8,551,128	10,822,095
Net change in unrealized appreciation (depreciation) from investments and foreign currency	10,886,876	21,677,164
Net increase in net assets from operations	$21,165,238	$35,380,189
Capital transactions —
Contributions	$25,076,587	$76,583,742
Withdrawals	(40,947,942)	(51,915,007)
Net increase (decrease) in net assets from capital transactions	$(15,871,355)	$24,668,735
Net increase in net assets	$5,293,883	$60,048,924
Net Assets
At beginning of period	$177,727,644	$117,678,720
At end of period	$183,021,527	$177,727,644

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004	2003		2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses	1.31	%(1)	1.32%	1.38	%(2)	1.49%	1.59	%(2)	1.44	%(2)
Net investment income	1.94	%(1)	1.89%	1.59%		1.16%	1.33%		0.57%
Portfolio Turnover	24%		35%	32%		43%	58%		76%
Total Return	12.23	%(3)	26.86%	31.60%		25.27%	47.68%		7.30%
Net assets, end of period (000's omitted)	$183,022		$177,728	$117,679		$58,543	$36,166		$20,152

(1)  Annualized.

(2)  The investment advisor voluntarily waived a portion of its advisory fee and/or the administrator subsidized certain operating expenses (equal to less than 0.01%, 0.03%, and 0.44% of average daily net assets for the years ended December 31, 2005, 2003 and 2002, respectively).

(3)  Not annualized.

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2007, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates

Emerging Markets Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments.

The Portfolio is subject to a Contribução Provisoria sobre Movimentações Financeiras ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investment transactions.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (LGM) (the Adviser), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory

Emerging Markets Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2007, the investment adviser fee amounted to $671,781. In addition, an administration fee is earned by EVM for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee at the annual rate of 0.25% of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2007, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $221,988. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $42,844,736 and $54,902,683, respectively, for the six months ended June 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$118,546,984
Gross unrealized appreciation	$64,636,882
Gross unrealized depreciation	(586,071)
Net unrealized appreciation	$64,050,811

The net unrealized appreciation on foreign currency at June 30, 2007 on a federal income tax basis was $25,276.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At June 30, 2007, the Portfolio had a balance outstanding pursuant to this line of credit of $3,700,000. The average daily loan balance for the six months ended June 30, 2007 was $224,862 and the average interest rate was 6.40%.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2007, there were no obligations outstanding under these financial instruments.

Emerging Markets Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 10, 2007

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	August 10, 2007